Intangible Assets - Additional Information (Details) - BRL (R$) R$ in Millions			3 Months Ended	12 Months Ended
	Aug. 13, 2025	Aug. 01, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of share				100.00%
Additions				R$ 378	R$ 248	R$ 187
Pch Pai Joaquim Hydro Electric Plants Member [Member]
IfrsStatementLineItems [Line Items]
Concession And Authorization Entitled Extension Term		7 years
Irape Hydroelectric Plants [Member]
IfrsStatementLineItems [Line Items]
Concession And Authorization Entitled Extension Term		3 years
Cemig PCH S.A., and the Queimado consortium [Member] | Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Percentage of share		82.50%
Additions	R$ 199		R$ 199